LOSS PER SHARE (Details Narrative) - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Number of options outstanding excluded from calculation diluted earnings per share	725,787,500	553,000,000	114,250,000